Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 062	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-0958666
Plan number	062
Total	$ 57,352,748
Investment, Identifier [Axis]: Common collective trusts | FIAM Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,529,063
Investment, Identifier [Axis]: Common collective trusts | Fidelity Management Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,370,588
Investment, Identifier [Axis]: Common collective trusts | Fidelity Management Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,907,394
Investment, Identifier [Axis]: Common collective trusts | SEI Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	158,290
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,547,077
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,026,859
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	462,627
Investment, Identifier [Axis]: Common shares | Cardinal Health, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,365,457
Investment, Identifier [Axis]: Loans | Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans	$ 1,846,104
Investment, Identifier [Axis]: Loans | Participant loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Loans | Participant loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,477,936
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	751,485
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,752,218
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,940,490
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,923,987
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,201,197
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,428,908
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,552,400
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	600,935
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	140,415
Investment, Identifier [Axis]: Mutual Funds | JPMorgan SmartRetirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	369,801
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 999,517